             VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                OCTOBER 31, 1997

---------------------------------------------------------------------------------------------
Description                                                       Shares         Market Value
---------------------------------------------------------------------------------------------
COMMON STOCK 98.9%
CONSUMER DISTRIBUTION 4.9%
Americredit Corp. (a)                                               9,200      $     274,275
BJ's Wholesale Club, Inc. (a)                                       1,400             40,075
Brightpoint, Inc. (a)                                               1,100             35,750
DIMON, Inc.                                                         2,300             59,800
Food Lion, Inc.                                                     9,200             71,588
Homebase, Inc. (a)                                                  1,400             13,563
HON Industries, Inc.                                                4,100            207,050
Meyer (Fred), Inc. Delaware (a)                                     2,800             79,100
Neiman Marcus Group, Inc. (a)                                       1,800             59,737
Premark International, Inc.                                         4,600            126,212
Proffitts, Inc. (a)                                                 2,680             76,380
Rite Aid Corp.                                                      4,600            272,263
Safeway, Inc. (a)                                                   6,850            405,006
Saks Holdings, Inc. (a)                                             2,300             48,588
Supervalue, Inc.                                                    2,300             84,237
Tech Data Corp. (a)                                                 2,300            102,638
TJX Cos., Inc.                                                     15,600            464,100
U.S. Office Products Co. (a)                                        2,300             72,594
Zale Corp. (a)                                                     12,900            324,113
                                                                               -------------
                                                                                   2,817,069
                                                                               -------------

CONSUMER DURABLES 2.9%
Arvin Industries, Inc.                                              9,900            371,869
Borg Warner Automotive, Inc.                                        3,700            200,725
Callaway Golf Co.                                                   2,800             90,125
Culligan Water Technologies, Inc. (a)                                 225              9,563
Furniture Brands International, Inc. (a)                           13,800            232,875
Galoob Toys, Inc. (a)                                                 200              2,625
Harman International Industries, Inc.                               1,100             58,850
Mohawk Industries, Inc. (a)                                         7,800            239,850
Snap-On Tools, Inc.                                                 9,600            408,600
Sturm Ruger & Co., Inc.                                             3,700             68,450
                                                                               -------------
                                                                                   1,683,532
                                                                               -------------

CONSUMER NON-DURABLES 10.1%
Alberto Culver Co., Class B                                         3,800            114,712
American Greetings Corp., Class A                                   6,900            244,088
Borders Group, Inc. (a)                                             4,600            118,738
Brown Group, Inc.                                                   8,000            121,000
Burlington Industries, Inc. (a)                                     9,200            136,275
Dean Foods Co.                                                      4,600            218,500


                                            SEE NOTES TO FINANCIAL STATEMENTS

            VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1997

---------------------------------------------------------------------------------------------
Description                                                       Shares         Market Value
---------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES (CONTINUED)
Donnkenny, Inc. (a)                                                11,500      $      43,125
Fruit of the Loom, Inc. (a)                                        16,100            420,613
Griffon Corp. (a)                                                  20,700            324,731
Guilford Mills, Inc.                                               20,700            499,388
Herbalife International, Inc.                                      16,100            400,488
Lancaster Colony Corp.                                              3,200            158,400
Liz Claiborne, Inc.                                                 5,500            278,781
McCormick & Co., Inc.                                               2,300             57,356
Nautica Enterprises, Inc. (a)                                      12,400            330,925
Reebok International Ltd.                                           4,600            170,200
Revlon, Inc. Class A (a)                                            4,800            177,600
Russ Berrie & Co., Inc.                                             9,200            248,400
Russell Corp.                                                      14,400            422,100
Smithfield Foods, Inc. (a)                                         13,800            410,550
St. John Knits, Inc.                                                7,400            298,775
Tultex Corp. (a)                                                   39,100            195,500
Unifi, Inc.                                                         4,600            177,675
Westpoint Stevens, Inc. (a)                                         6,900            288,075
                                                                               -------------
                                                                                   5,855,995
                                                                               -------------

CONSUMER SERVICES 6.2%
Amresco, Inc. (a)                                                   9,200            287,500
APAC Teleservices, Inc. (a)                                         1,400             18,988
Applebee's International, Inc.                                      1,800             40,162
Banta Corp.                                                         6,900            180,262
Darden Restaurants, Inc.                                           10,000            110,625
Firstplus Financial Group, Inc. (a)                                 2,300            124,056
Imperial Credit Industries, Inc. (a)                                8,000            200,000
International Game Technology                                       4,600            114,138
King World Productions, Inc. (a)                                    9,200            439,300
Media General, Inc., Class A                                        2,400             98,100
MGM Grand, Inc. (a)                                                 4,600            197,800
New York Times Co., Class A                                         6,400            345,200
Norrell Corp.                                                       9,200            263,925
Omnicom Group                                                       5,400            378,338
Papa John's International, Inc. (a)                                 6,550            194,044
Promus Hotel Corp. (a)                                              3,300            129,525
Regal Cinemas, Inc. (a)                                             9,350            215,050
Sonic Corp. (a)                                                     2,800             72,275
Stewart Enterprises, Inc., Class A                                  2,300             96,600
Sunburst Hospitality Corp. (a)                                      1,233             12,330
Valassis Communications, Inc. (a)                                   3,200             95,000
                                                                               -------------
                                                                                   3,613,218
                                                                               -------------

                                               SEE NOTES TO FINANCIAL STATEMENTS

            VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1997

---------------------------------------------------------------------------------------------
Description                                                       Shares         Market Value
---------------------------------------------------------------------------------------------

ENERGY 8.8%
Apache Corp.                                                        5,100      $     209,419
Ashland, Inc.                                                       3,200            152,200
BJ Services Co. (a)                                                   600             51,188
Canadian Occidental Petroleum Ltd.                                  3,700             95,044
Cliffs Drilling Co. (a)                                             2,800            203,000
Columbia Gas Systems, Inc.                                          3,700            267,556
Devon Energy Corp.                                                  2,300            100,913
El Paso Natural Gas Co.                                             4,700            281,413
KeySpan Energy Corp.                                                6,900            213,900
MCN Corp.                                                             500             17,281
Murphy Oil Corp.                                                    2,300            133,400
National Fuel Gas Co.                                               2,300            101,631
Newfield Exploration Co. (a)                                        1,800             48,038
NGC Corp.                                                           4,600             87,975
NICOR, Inc.                                                           500             19,187
Offshore Logistics, Inc. (a)                                        4,600             95,450
ONEOK, Inc.                                                        11,200            382,900
Pennzoil Co.                                                        3,200            236,800
Pool Energy Services Co. (a)                                       11,500            385,250
Reading & Bates Corp. (a)                                           1,400             59,850
Seagull Energy Corp. (a)                                            3,488             85,020
Smith International, Inc. (a)                                       2,300            174,081
Tesoro Petroleum Corp. (a)                                         14,200            233,412
Tidewater, Inc.                                                     2,300            151,369
Union Texas Petroleum Holdings, Inc.                                6,600            149,737
Valero Energy Corp.                                                 5,800            174,363
Vintage Petroleum, Inc.                                            13,800            310,500
Washington Gas & Light Co.                                          7,400            190,088
WICOR, Inc.                                                         8,900            381,587
Williams Cos.                                                       2,382            121,780
                                                                               -------------
                                                                                   5,114,332
                                                                               -------------

FINANCE 15.8%
20th Century Industries                                             3,500             87,063
Alliance Capital Management, LP                                     9,200            317,975
Allied Group, Inc.                                                  2,300            108,531
AMBAC, Inc.                                                         8,200            347,987
American Financial Group, Inc.                                      6,400            243,200
Amsouth Bancorp.                                                    6,150            294,047
Associated Bancorp.                                                 1,591             79,550
California Federal Bancorp, Inc. (a)                                  600             13,350
Charter One Financial, Inc.                                         4,147            237,934


                                               SEE NOTES TO FINANCIAL STATEMENTS

            VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1997

---------------------------------------------------------------------------------------------
Description                                                       Shares         Market Value
---------------------------------------------------------------------------------------------

FINANCE (CONTINUED)
Choice Hotels International, Inc. (a)                               3,700      $      63,825
City National Corp.                                                10,600            318,662
Cityscape Financial Corp. (a)                                       4,600              6,900
CMAC Investment Corp.                                               8,300            454,944
Concentra Managed Care, Inc. (a)                                    2,500             82,188
Conseco, Inc.                                                       8,818            387,992
Countrywide Credit Industries, Inc.                                 6,900            235,031
Donaldson Lufkin & Jenrette, Inc.                                   2,800            195,125
Edwards (A.G.), Inc.                                                7,650            249,103
Finova Group, Inc.                                                  1,800             78,187
First American Financial Corp.                                      3,200            192,200
Fremont General Corp.                                               7,050            328,706
Frontier Insurance Group, Inc.                                      4,600            156,112
Fund American Enterprises, Inc.                                       900            107,775
Greenpoint Financial Corp.                                          2,700            173,981
HCC Insurance Holdings, Inc.                                        2,300             55,631
Lehman Brothers Holdings, Inc.                                      1,400             65,975
Mercantile Bankshares Corp.                                         3,400            117,725
Mercury General Corp.                                               4,600            194,925
MGIC Investment Corp. of Wisconsin                                  1,700            102,850
Money Store, Inc.                                                   6,900            196,650
Nationwide Financial Services, Inc., Class A                       10,000            302,500
New York Bancorp, Inc.                                              6,133            208,522
Orion Capital Corp.                                                 8,400            378,000
Pacific Century Financial Corp.                                     2,300            116,150
Paine Webber Group, Inc.                                            2,300            101,775
Penncorp Financial Group, Inc.                                      2,300             74,175
PMI Group, Inc.                                                       900             54,169
Protective Life Corp.                                               6,900            365,269
Reliance Group Holdings, Inc.                                       2,600             32,825
Republic New York Corp.                                             2,300            243,225
Resource Bancshares Management Group, Inc.                          9,200            120,175
Southtrust Corp.                                                    4,800            231,600
Sovereign Bancorp, Inc.                                            25,880            462,605
T R Financial Corp.                                                 4,600            148,925
Transatlantic Holdings, Inc.                                        6,000            416,250
U.S. Trust Corp.                                                    2,300            134,550
Unitrin, Inc.                                                       2,300            146,337
Vesta Insurance Group, Inc.                                         2,300            133,400
                                                                               -------------
                                                                                   9,164,576
                                                                               -------------


                                               SEE NOTES TO FINANCIAL STATEMENTS

            VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1997

---------------------------------------------------------------------------------------------
Description                                                       Shares         Market Value
---------------------------------------------------------------------------------------------

HEALTHCARE 11.7%
ADAC Laboratories (a)                                               4,600      $      90,850
Agouron Pharmaceuticals, Inc. (a)                                   1,800             82,125
Beckman Industries, Inc.                                            6,000            238,500
Biomet, Inc.                                                        4,600            112,125
Coherent, Inc. (a)                                                  3,200            124,400
Curative Health Services, Inc. (a)                                  4,600            136,706
Dekalb Genetics Corp., Class B                                      9,200            329,475
Dura Pharmaceuticals, Inc. (a)                                      2,800            136,850
ESC Medical Systems, Ltd. (a)                                       7,300            286,525
FPA Medical Management, Inc. (a)                                   11,500            267,375
Haemonetics Corp. (a)                                               5,500             84,219
HBO & Co.                                                           3,600            158,850
Health Management Associates, Inc., Class A (a)                    23,850            591,778
Healthcare & Retirement Corp. (a)                                   3,100            117,025
Healthcare Compare Corp. (a)                                          900             49,275
Healthsouth Corp. (a)                                              12,300            328,256
Integrated Health Services, Inc.                                    2,903             91,807
Lincare Holdings, Inc. (a)                                          8,700            464,363
Manor Care, Inc.                                                    3,700            125,106
Medicis Pharmaceutical Corp., Class A (a)                           3,700            171,125
Minimed, Inc. (a)                                                   3,300            127,050
NBTY, Inc. (a)                                                     13,800            300,150
Pacificare Health Systems, Inc., Class A                               80              5,150
Phycor, Inc. (a)                                                    2,300             54,913
Quorum Health Group, Inc. (a)                                       7,650            185,513
Renal Treatment Centers, Inc. (a)                                   9,100            300,300
Rexall Sundown, Inc. (a)                                           18,400            405,950
Sybron International Corp. (a)                                      8,700            351,806
Tenet Healthcare Corp. (a)                                          4,750            142,500
Total Renal Care Holdings, Inc. (a)                                 3,833            118,583
U.S. Surgical Corp.                                                 1,400             37,363
Vivus, Inc. (a)                                                     7,400            194,250
Watson Pharmaceuticals, Inc. (a)                                   18,640            592,985
                                                                               -------------
                                                                                   6,803,248
                                                                               -------------

PRODUCER MANUFACTURING 7.5%
ACX Technologies, Inc. (a)                                          2,800             73,325
American Standard Cos., Inc. (a)                                    3,400            121,337
Ametek, Inc.                                                        2,300             54,625
Blount International, Inc., Class A                                 1,600             83,700
Camco International, Inc.                                           3,200            232,000
Cummins Engine Co., Inc.                                            4,100            249,075
Flowserve Corp.                                                     1,100             32,450




                                               SEE NOTES TO FINANCIAL STATEMENTS

            VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1997

---------------------------------------------------------------------------------------------
Description                                                       Shares         Market Value
---------------------------------------------------------------------------------------------

PRODUCT MANUFACTURING (CONTINUED)
Global Industrial Technologies, Inc. (a)                           19,900      $     340,787
Harnischfeger Industries, Inc.                                      2,800            110,775
Harsco Corp.                                                        2,800            115,325
IDEX Corp.                                                          9,350            308,550
Intermet Corp.                                                      2,300             42,909
Johnson Controls, Inc.                                              3,700            166,500
Kaydon Corp.                                                        4,600            139,725
Manitowoc Co., Inc.                                                 3,400            102,850
Mastec, Inc. (a)                                                    2,100             68,250
Mueller Industries, Inc. (a)                                        5,300            231,875
National Service Industries, Inc.                                   2,800            124,075
PACCAR, Inc.                                                        3,800            174,562
Republic Industries, Inc. (a)                                       2,300             68,425
Robbins & Myers, Inc.                                               5,000            185,312
Ruddick Corp.                                                       4,600             73,025
Southdown, Inc.                                                     4,000            222,000
Tecumseh Products Co., Class A                                      4,600            238,050
Timken Co.                                                         10,100            340,244
Trinity Industries, Inc.                                            8,300            371,944
U.S. Filter Corp. (a)                                               2,300             91,425
                                                                               -------------
                                                                                   4,363,120
                                                                               -------------

RAW MATERIALS/PROCESSING INDUSTRIES 4.7%
A K Steel Holding Corp.                                               900             37,912
Cytec Industries, Inc. (a)                                          9,500            469,063
Fuller (H. B.) Co.                                                  2,300            109,250
Handy & Harman                                                     14,200            353,225
IP Timberlands                                                     10,100            106,681
Lyondell Petrochemical Co.                                          7,400            190,550
Medusa Corp.                                                        1,600             67,500
Mississippi Chemical Corp.                                          1,674             30,760
Potlatch Corp.                                                        900             44,494
Rayonier, Inc.                                                      5,100            223,444
Terra Industries, Inc.                                             17,000            205,062
UCAR International, Inc. (a)                                        4,600            172,212
USG Corp. (a)                                                       5,100            239,700
USX-US Steel Group, Inc.                                            4,600            156,112
Valspar Corp.                                                       4,100            120,950
Vulcan Materials Co.                                                2,300            202,113
                                                                               -------------
                                                                                   2,729,028
                                                                               -------------

            VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1997

---------------------------------------------------------------------------------------------
Description                                                       Shares         Market Value
---------------------------------------------------------------------------------------------

TECHNOLOGY 16.9%
Adaptec, Inc. (a)                                                   4,600      $     221,375
Altera Corp. (a)                                                    5,500            236,500
Applied Magnetics Corp. (a)                                        11,500            265,937
Avnet, Inc.                                                         2,300            144,756
Avx Corp.                                                           2,300             64,831
BancTec, Inc. (a)                                                   9,200            211,600
BMC Software, Inc. (a)                                              5,100            305,044
Boston Technology, Inc. (a)                                         4,600            119,887
Cadence Design Systems, Inc. (a)                                    1,400             72,975
Cambridge Technology Partners (a)                                   1,800             66,150
CellStar Corp. (a)                                                 10,000            339,375
Citrix Systems, Inc. (a)                                            9,200            661,250
Cymer, Inc. (a)                                                     6,000            138,750
Data General Corp. (a)                                             13,800            264,788
Davox Corp. (a)                                                     6,900            243,225
Digital Microwave Corp. (a)                                         2,300             80,500
Elsag Bailey Process Automation N.V. (a)                            6,900            126,788
Fiserv, Inc. (a)                                                    3,700            163,262
General Signal Corp.                                                2,300             92,144
GenRad, Inc. (a)                                                    6,400            186,000
Harris Corp.                                                        4,600            201,825
Hutchinson Technology, Inc. (a)                                     6,900            186,300
Hyperion Software Corp. (a)                                         3,300            119,419
Iomega Corp. (a)                                                    4,600            122,762
Jabil Circuit, Inc. (a)                                             7,400            344,100
Linear Technology Corp.                                               900             56,812
Loral Corp. (a)                                                     2,300             48,444
Manugistics Group, Inc. (a)                                         3,000            106,875
McAfee Associates, Inc. (a)                                         4,100            208,075
Medic Computer Systems, Inc. (a)                                    2,300             79,637
Microchip Technology, Inc. (a)                                      2,300             90,419
Micron Electronics, Inc. (a)                                        4,600             64,975
Periphonics Corp. (a)                                              13,600            129,200
Project Software & Dev, Inc. (a)                                    4,600            107,525
Quantum Corp. (a)                                                   3,000             93,000
Radisys Corp. (a)                                                   4,600            216,200
Rational Software Corp. (a)                                         2,800             25,375
Recoton Corp. (a)                                                   4,100             53,300
Remedy Corp. (a)                                                    8,300            388,025
Rohr, Inc. (a)                                                      4,600            138,862
Sanmina Corp. (a)                                                   3,700            274,725
SCI Systems, Inc. (a)                                               9,200            395,025
Solectron Corp. (a)                                                 3,700            141,294


                                               SEE NOTES TO FINANCIAL STATEMENTS

             VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1997

---------------------------------------------------------------------------------------------
Description                                                       Shares         Market Value
---------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)
Storage Technology Corp. (a)                                        9,600      $     563,400
Stratus Computer, Inc. (a)                                          4,600            156,975
Sundstrand Corp.                                                    3,200            174,000
Symbol Technologies, Inc.                                           1,050             42,131
Systems & Computer Technology Corp. (a)                             2,000             84,750
Tekelec (a)                                                         5,000            205,000
Tracor, Inc. (a)                                                   13,800            359,662
Unitrode Corp. (a)                                                 10,800            287,550
Western Digital Corp. (a)                                           9,600            289,800
Wyman-Gordan Co. (a)                                                2,300             55,200
                                                                               -------------
                                                                                   9,815,779
                                                                               -------------

TRANSPORTATION 2.0%
Continental Airlines, Inc., Class B (a)                             2,300             99,188
Expeditors International of Washington, Inc.                        4,600            164,738
Halter Marine Group, Inc. (a)                                       2,864            149,644
Seacor Holdings, Inc. (a)                                           3,700            238,650
UAL Corp. (a)                                                       1,400            122,413
U.S. Air Group, Inc. (a)                                            4,600            214,188
USFreightways Corp.                                                 4,600            148,925
                                                                               -------------
                                                                                   1,137,746
                                                                               -------------
UTILITIES 7.4%
Boston Edison Co.                                                   9,700            307,369
Centerior Energy Corp.                                             27,100            350,606
Central Hudson Gas & Electric Corp.                                 9,000            318,937
Century Telephone Enterprises, Inc.                                   500             21,219
Cincinnati Bell, Inc.                                               5,100            137,700
Commonwealth Energy System Cos.                                     2,300             66,700
Comnet Cellular, Inc. (a)                                           6,900            238,050
DQE, Inc.                                                           5,500            170,156
Kansas City Power & Light Co.                                       3,700            107,994
LG & E Energy Corp.                                                 4,600             99,762
Long Island Lighting Co.                                           21,600            546,750
MidAmerican Energy Holdings Co.                                     6,900            125,063
Montana Power Co.                                                   6,900            173,794
New Century Energies, Inc.                                          3,700            152,856
New York State Electric & Gas Corp.                                13,800            369,150
NIPSCO Industries, Inc.                                             1,800             79,312
Pacific Gas & Electric Co.                                          1,524             38,386
Pinnacle West Capital Corp.                                         4,600            161,575
Public Service Co. of New Mexico                                   15,200            295,450
Sierra Pacific Resources                                            2,300             70,294





                      SEE NOTES TO FINANCIAL STATEMENTS

             VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
                     PORTFOLIO OF INVESTMENTS (CONTINUED)
                               OCTOBER 31, 1997

---------------------------------------------------------------------------------------------
Description                                                       Shares         Market Value
---------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
UNITED ILLUMINATING CO.                                             2,900      $     113,281
Western Resources, Inc.                                             9,200            339,825
                                                                               -------------
                                                                                   4,284,229
                                                                               -------------

TOTAL LONG-TERM INVESTMENTS 98.9%
    (Cost $38,849,010)                                                            57,381,872

REPURCHASE AGREEMENT 1.1%
Lehman Brothers, Inc. ($615,000 par, collateralized by U.S. government obligations in a pooled cash account, dated 10/31/97, to be sold on
11/03/97 at $615,291) (Cost $615,000)                                                615,000
                                                                               -------------

TOTAL INVESTMENTS 100.0%
    (Cost $39,464,010)                                                            57,996,872

OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%                                            13,367
                                                                               -------------
NET ASSETS 100.0%                                                                $58,010,239
                                                                               -------------


(a) Non-income producing security as this stock currently does not declare dividends.


                      SEE NOTES TO FINANCIAL STATEMENTS

             VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1997

ASSETS:

  Total Investments (Cost $39,464,010)                                                               $     57,996,872
  Cash                                                                                                          3,228
  Dividends Receivable                                                                                         52,358
  Unamortized Organizational Costs                                                                             14,427
                                                                                                     ----------------
      Total Assets                                                                                         58,066,885
                                                                                                     ----------------

LIABILITIES:

  Accrued Expenses                                                                                             25,539
  Trustees' Deferred Compensation and Retirement Plans                                                         25,282
  Payable to Affiliates                                                                                         5,825
                                                                                                     ----------------
      Total Liabilities                                                                                        56,646
                                                                                                     ----------------

NET ASSETS                                                                                           $     58,010,239
                                                                                                     ================

NET ASSETS CONSIST OF:
  Capital                                                                                            $     18,534,720
  Accumulated Net Realized Gain                                                                            20,086,340
  Net Unrealized Appreciation                                                                              18,532,862
  Accumulated Undistributed Net Investment Income                                                             856,317
                                                                                                     ----------------

NET ASSETS                                                                                           $     58,010,239
                                                                                                     ================


Net Asset Value, Offering Price and Redemption Price Per Share (Based on net assets of
$58,010,239 and 3,474,702 shares of beneficial interest issued and outstanding)                      $          16.70
                                                                                                     ================

                                              SEE NOTES TO FINANCIAL STATEMENTS

             VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND

                            STATEMENT OF OPERATIONS
                      For the Year Ended October 31, 1997


INVESTMENT INCOME:
  Dividends                                                                $   2,077,715
  Interest                                                                       211,190
                                                                           -------------
      Total Income                                                             2,288,905
                                                                           -------------

EXPENSES:
  Accounting Services                                                             28,029
  Audit                                                                           27,293
  Shareholder Services                                                            15,001
  Trustees' Fees and Expenses                                                     12,994
  Amortization of Organizational Costs                                            12,430
  Shareholder Reports                                                             11,442
  Legal                                                                            4,753
  Other                                                                           57,535
                                                                           -------------

      Total Expenses                                                             169,477
      Less Expenses Reimbursed                                                       900
                                                                           -------------

      Net Expenses                                                               168,577
                                                                           -------------

NET INVESTMENT INCOME                                                      $   2,120,328
                                                                           =============

REALIZED AND UNREALIZED GAIN/LOSS:
  Net Realized Gain                                                        $  59,842,669
                                                                           -------------

  Unrealized Appreciation/Depreciation:
    Beginning of the Period                                                   32,939,261
    End of the Period                                                         18,532,862
                                                                           -------------

  Net Unrealized Depreciation During the Period                              (14,406,399)
                                                                           -------------

NET REALIZED AND UNREALIZED GAIN                                           $  45,436,270
                                                                           =============

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $  47,556,598
                                                                           =============


                                             SEE NOTES TO FINANCIAL STATEMENTS

             VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND

                       STATEMENT OF CHANGES IN NET ASSETS
                 For the Years Ended October 31, 1997 and 1996

                                                                                        Year Ended          Year Ended
                                                                                  October 31, 1997    October 31, 1996
----------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:

  Operations:
    Net Investment Income                                                       $        2,120,328   $       2,838,202
    Net Realized Gain                                                                   59,842,669          11,896,653
    Net Unrealized Appreciation/Depreciation During the Period                         (14,406,399)         13,248,258
                                                                                ------------------   -----------------
    Change in Net Assets from Operations                                                47,556,598          27,983,113
                                                                                ------------------   -----------------

  Distributions from:
    Net Investment Income                                                               (2,779,489)         (2,187,156)
    Net Realized Gain                                                                  (11,913,960)         (6,520,200)
                                                                                ------------------   -----------------

    Total Distributions                                                                (14,693,449)         (8,707,356)
                                                                                ------------------   -----------------

  NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES                                   32,863,149          19,275,757
                                                                                ------------------   -----------------

FROM CAPITAL TRANSACTIONS:

  Proceeds from Shares Sold                                                             30,000,000          91,004,000
  Net Asset Value of Shares Issued Through Dividend Reinvestment                        14,693,449           8,707,356
  Cost of Shares Repurchased                                                          (213,753,951)       (125,124,342)
                                                                                ------------------   -----------------

  NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                  (169,060,502)        (25,412,986)
                                                                                ------------------   -----------------
TOTAL DECREASE IN NET ASSETS                                                          (136,197,353)         (6,137,229)

NET ASSETS:
    Beginning of the Period                                                            194,207,592         200,344,821
                                                                                ------------------   -----------------

    End of the Period (Including accumulated undistributed net investment
      income of $856,317 and $2,414,943, respectively)                          $       58,010,239   $     194,207,592
                                                                                ==================   =================



                                              SEE NOTES TO FINANCIAL STATEMENTS

             VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND

                              FINANCIAL HIGHLIGHTS
       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                                               NOVEMBER 23, 1993
                                                                                                                   (COMMENCEMENT
                                                                                                                   OF INVESTMENT
                                                                       YEAR ENDED OCTOBER 31,                     OPERATIONS) TO
                                                           1997                1996           1995 (a)       OCTOBER 31, 1994 (a)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period              $     13.807        $     12.17      $       9.82      $            10.00
                                                      ------------        -----------      ------------      ------------------

  Net Investment Income                                      0.546              0.197              0.17                    0.21
  Net Realized and Unrealized Gain                           3.468              1.968              2.26                   (0.37)
                                                      ------------        -----------      ------------      ------------------

Total from Investment Operations                             4.014              2.165              2.43                   (0.16)
                                                      ------------        -----------      ------------      ------------------

Less:
  Distributions from Net Investment Income                   0.213              0.133              0.08                    0.02
  Distributions from Net Realized Gain                       0.913              0.395              0.00                    0.00
                                                      ------------        -----------      ------------      ------------------

Total Distributions                                          1.126              0.528              0.08                    0.02
                                                      ------------        -----------      ------------      ------------------

Net Asset Value, End of the Period                    $     16.695        $    13.807      $      12.17      $             9.82
                                                      ============        ===========      ============      ==================


Total Return                                                 31.34%             18.50%            25.00%                   1.80%*

Net Assets at End of the Period (In millions)                $58.0             $194.2            $200.3                   $20.7

Ratio of Expenses to Average Net Assets (b)                   0.11%              0.10%             0.08%                   0.30%

Ratio of Net Investment Income to Average Net Assets (b)      1.34%              1.45%             1.59%                   1.99%

Portfolio Turnover                                              47%                75%               85%                     34%*

Average Commission Paid Per Equity Share Traded (c)        $0.0115            $0.0222


(a) Based on average shares outstanding.

(b) The impact on the Ratios of Expenses to Average Net Assets and Net Investment Income to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.

(c) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable. This disclosure was not required in fiscal years prior to 1996.

* Non-Annualized

                                 SEE NOTES TO FINANCIAL STATEMENTS

            VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                              OCTOBER 31, 1997


1.  SIGNIFICANT ACCOUNTING POLICIES

The Van Kampen American Capital Small Capitalization Fund (the "Fund") is organized as a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to approximate the performance of the small capitalization sector of the equities market by investing primarily in common stocks of small capitalization companies. The Fund commenced investment operations on November 23, 1993.
       The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



A. SECURITY VALUATION - Investments listed or traded on a national securities exchange are stated at value using market quotations as of 2:00PM Eastern Standard Time. Unlisted and listed securities for which the last sale price at 2:00PM Eastern Standard Time is not available are valued at the last reported bid price. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.



B. SECURITY TRANSACTIONS - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
        The Fund may invest in repurchase agreements which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specific price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D.  ORGANIZATIONAL COSTS  - The Fund will reimburse Van Kampen American
Capital Distributors, Inc. or its affiliates ("collectively VKAC") for costs incurred in connection with the Fund's organization in the amount of $62,000. These costs are being amortized on a straight line basis over the 60 month period ending October, 1998. The Adviser has agreed that in the event any of the initial shares of the Fund originally purchased by VKAC are redeemed during the amortization period, the Fund will be reimbursed for any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

E. IN-KIND TRANSACTION - For the year ended October 31, 1997, the Fund realized gains from in-kind redemptions of $16,444,841.



F. FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and gains to its shareholders. Therefore, no provision for federal income taxes is required.
     At October 31, 1997, for federal income tax purposes cost of long- and short-term investments is $39,522,197, the aggregate gross unrealized appreciation is $19,583,953 and the aggregate gross unrealized depreciation is $1,109,278, resulting in net unrealized appreciation of $18,474,675.
     Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses for tax purposes resulting from wash sales.

G. DISTRIBUTION OF INCOME AND GAINS - The Fund declares and pays dividends annually from net investment income and net realized gains on securities, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.
     Due to inherent differences in the recognition of income, expenses and realized gains/losses under generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 1997 fiscal year have been identified and appropriately reclassified. Permanent book and tax basis differences relating to in-kind distributions of $23,199,194 and $884,472 were reclassified from

            VAN KAMPEN AMERICAN CAPITAL SMALL CAPITALIZATION FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               OCTOBER 31, 1997

accumulated net realized gain and accumulated net investment income, respectively, to capital. Permanent differences relating to the realized gain on in-kind redemptions of $16,444,841 were reclassified from accumulated net realized gain to capital. Additionally, miscellaneous permanent differences of ($20,725) were reclassified from accumulated net investment income to accumulated net realized gain and $5,732 was reclassified from accumulated net investment income to capital.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment manager of the Fund, but receives no compensation for its investment management services.
      For the year ended October 31, 1997, the Trust recognized expenses of approximately $4,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.
      For the year ended October 31, 1997, the Fund recognized expenses of approximately $28,000, representing VKAC's cost of providing accounting services to the Fund. These services are provided by VKAC at cost.
     ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended October 31, 1997, the Fund recognized expenses of approximately $15,000, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.
        Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.
          The Fund provides deferred compensation and retirement plans for its trustees who are not officers of VKAC. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is equal to $2,500.
          At October 31, 1997, the Fund was 100% owned by the Van Kampen American Capital Pace Fund, which is an investment company advised by the Adviser.


3.  CAPITAL TRANSACTIONS
The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.01 per share. Fund shares are only available for purchase by Funds for which VKAC serves as investment adviser.
         At October 31, 1997 and October 31 1996, capital aggregated $18,534,720 and $147,072,447, respectively. Transactions in common shares were as follows:



                                 YEAR ENDED       YEAR ENDED
                                OCTOBER 31,      OCTOBER 31,
                                       1997             1996
                                -----------      -----------
Beginning Shares                 14,065,878       16,467,558
                                -----------      -----------
Shares Sold                       2,090,026        6,965,729
Shares Issued Through
  Dividend Reinvestment           1,123,352          731,096
Shares Redeemed                 (13,804,554)     (10,098,505)
                                -----------      -----------
Net Decrease in Shares
  Outstanding                   (10,591,176)      (2,401,680)
                                -----------      -----------
Ending Shares                     3,474,702       14,065,878
                                ===========      ===========



4.  INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $71,631,433 and $245,359,818, respectively.

                      [PRICE WATERHOUSE LLP LETTERHEAD]




                      REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of Van Kampen American Capital
Small Capitalization Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Van Kampen American Capital Small Capitalization Fund (the "Fund") at October 31, 1997 and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PRICE WATERHOUSE LLP


PRICE WATERHOUSE LLP


Chicago, Illinois
December 5, 1997

                          VAN KAMPEN AMERICAN CAPITAL
                           SMALL CAPITALIZATION FUND
================================================================================


BOARD OF TRUSTEES                                    INVESTMENT ADVISER

J. MILES BRANAGAN                                    VAN KAMPEN AMERICAN CAPITAL
RICHARD M. DEMARTINI*                                ASSET MANAGEMENT, INC.
LINDA HUTTON HEAGY                                   One Parkview Plaza
R. CRAIG KENNEDY                                     Oakbrook Terrace, Illinois 60181
JACK E. NELSON
DON G. POWELL*                                       DISTRIBUTOR
JEROME L. ROBINSON
PHILIP B. ROONEY                                     VAN KAMPEN AMERICAN CAPITAL
FERNANDO SISTO                                       DISTRIBUTORS, INC.
WAYNE W. WHALEN* - Chairman                          One Parkview Plaza
                                                     Oakbrook Terrace, Illinois 60181
OFFICERS
                                                     SHAREHOLDER SERVICING AGENT
DENNIS J. MCDONNELL*
 President                                           ACCESS INVESTOR
                                                     SERVICES, INC.
RONALD A. NYBERG*                                    P.O. Box  418256
 Vice President and Secretary                        Kansas City, Missouri 64141-9256

EDWARD C. WOOD, III*                                 CUSTODIAN
 Vice President and Chief Financial Officer
                                                     STATE STREET BANK AND TRUST COMPANY
CURTIS W. MORELL*                                    225 Franklin Street
 Vice President and Chief Accounting Officer         P.O. Box 1713
                                                     Boston, Massachusetts 02105
JOHN L. SULLIVAN*
  Treasurer                                          LEGAL COUNSEL

TANYA M. LODEN*                                      SKADDEN, ARPS, SLATE, MEAGHER & FLOM (ILLINOIS)
  Controller                                         333 West Wacker Drive
                                                     Chicago, Illinois 60606
PETER W. HEGEL*
ALAN T. SACHTLEBEN*                                  INDEPENDENT ACCOUNTANTS
PAUL R. WOLKENBERG*
  Vice Presidents                                    PRICE WATERHOUSE LLP
                                                     200 E. Randolph
                                                     Chicago, Illinois 60601



*"Interested" persons of the Fund as defined in the Investment Company Act of 1940